Income Taxes Income Tax Contingency (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at Beginning of Fiscal Year	$ 287	$ 426	$ 442
Gross increases related to prior year tax positions	7	27	22
Gross decreases related to prior year tax positions	(40)	(134)	(41)
Gross increases related to current year tax positions	8	29	14
Settlements	(18)	(115)	(15)
Curreny year acquisitions	0	56	0
Foreign exchange and others	(3)	(2)	4
Balance at End of Fiscal Year	241	287	426
Cumulative Undistributed Earnings Of Foreign Subsidiaries	2,977
Internal Revenue Service [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total liability for uncertain tax positions	262	257
Interest liability related to uncertain tax positions	38	31	88
Income tax penalty liability related to uncertain tax positions	17	15	29
Total liability for uncertain tax positions - tax attributes component	32	76
Liability for uncertain tax positions that if recognized would affect the effective tax rate	148	155	266
Interest expense (benefit) accrued related to uncertain tax positions	7	56	3
Interest expense (benefit) accrued related to uncertain tax positions, net of tax	5	36	2
Net release (accrual) of income tax penalties accrued related to uncertain tax positions	2	14	2
Interest liability related to uncertain tax positions, net of tax	$ 28	$ 23	$ 58